Expense Example - FidelityAdvisorValueStrategiesFund-KPRO - FidelityAdvisorValueStrategiesFund-KPRO - Fidelity Advisor Value Strategies Fund - Fidelity Value Strategies Fund - Class K	Jan. 29, 2025 USD ($)
Expense Example:
1 year	$ 74
3 years	230
5 years	401
10 years	$ 894